Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) (Customer-Related Positions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional Value, Assets	$ 50,780	$ 33,286
Fair Value, Assets	1,853	1,215
Notional Value, Liabilities	47,993	33,480
Fair Value, Liabilities	1,717	1,137
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	21,724	11,717
Fair Value, Assets	888	600
Derivative Asset Average Remaining Maturity Period	6 years 1 month 2 days	5 years 1 month 10 days
Notional Value, Liabilities	5,880	7,291
Fair Value, Liabilities	24	106
Derivative Liability Average Remaining Maturity Period	3 years 9 months 15 days	5 years 6 months 26 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	4,622	6,746
Fair Value, Assets	26	114
Derivative Asset Average Remaining Maturity Period	3 years 3 months 7 days	6 years 11 days
Notional Value, Liabilities	21,821	12,361
Fair Value, Liabilities	892	560
Derivative Liability Average Remaining Maturity Period	6 years 29 days	4 years 10 months 24 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	4,409	3,489
Fair Value, Assets	10	33
Derivative Asset Average Remaining Maturity Period	3 years 9 months 15 days	4 years 6 months 11 days
Notional Value, Liabilities	24
Derivative Liability Average Remaining Maturity Period	2 years 5 months 1 day
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	24
Derivative Asset Average Remaining Maturity Period	2 years 5 months 1 day
Notional Value, Liabilities	4,375	3,489
Fair Value, Liabilities	10	33
Derivative Liability Average Remaining Maturity Period	3 years 9 months 15 days	4 years 6 months 11 days
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	1,811
Derivative Asset Average Remaining Maturity Period	2 months 19 days
Notional Value, Liabilities	226
Derivative Liability Average Remaining Maturity Period	5 months 12 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	152
Derivative Asset Average Remaining Maturity Period	1 year 29 days
Notional Value, Liabilities	46
Derivative Liability Average Remaining Maturity Period	1 year 8 months 23 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	17,062	10,970
Fair Value, Assets	890	457
Derivative Asset Average Remaining Maturity Period	6 months 7 days	7 months 2 days
Notional Value, Liabilities	14,645	9,975
Fair Value, Liabilities	752	427
Derivative Liability Average Remaining Maturity Period	7 months 2 days	7 months 13 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	976	364
Fair Value, Assets	39	11
Derivative Asset Average Remaining Maturity Period	5 months 9 days	6 months 11 days
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	976	364
Fair Value, Liabilities	$ 39	$ 11
Derivative Liability Average Remaining Maturity Period	5 months 9 days	6 months 11 days